Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2024
Supplemental Cash Flow Elements [Abstract]
Summary of Cash, Cash Equivalents and Restricted Cash
The following table provides information about Cash, Cash Equivalents and
Restricted
Cash which are included in the Company’s consolidated balance sheets as of March 31, 2023 and 2024, respectively.

	Millions of yen
	2023	2024
Cash and Cash Equivalents	¥1,231,860	¥1,032,810
Restricted Cash	135,048	152,497

Cash, Cash Equivalents and Restricted Cash	¥1,366,908	¥1,185,307

Cash Payments	Cash payments during fiscal 2022, 2023 and 2024 are as follows:

	Millions of yen
	2022	2023	2024
Cash payments:
Interest	¥65,965	¥117,759	¥182,633
Income taxes, net	83,030	187,246	3,507